Vessel Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company for the years ended December 31, 2023, 2024 and 2025, as presented in the accompanying consolidated statements of comprehensive income/(loss):

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Pool revenues	15,611,872	6,768,672	7,507,528
Time charter revenues	—	—	2,398,074
Total Vessel Revenues	$15,611,872	$6,768,672	$9,905,602